Income Taxes - Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 132,691	$ 143,952	$ 131,152
Domestic [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	(8,176)	(2,795)	(2,742)
Foreign [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 140,867	$ 146,747	$ 133,894